Net Loss Per Share Attributable to Common Stockholders - Schedule of Antidilutive Securities (Details) - shares	12 Months Ended
	Jan. 31, 2022	Jan. 31, 2021	Jan. 31, 2020
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	90,523,721	182,450,612	165,900,028
Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	0	131,252,627	131,252,627
Convertible notes
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	0	7,265,238	918,412
Warrants to purchase Series B Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	0	761,340	761,340
Warrants to purchase Series D Convertible Preferred Stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	0	2,261,713	745,914
Warrants to purchase Class A common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,065,594	0	0
Common stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	41,907,551	39,246,696	30,780,382
Restricted Stock Units
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	5,439,736	1,662,999	1,441,354
Earn-out Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	26,217,249	0	0
dMY Sponsor Earn-out Shares
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	862,500	0	0
Public Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	6,899,982	0	0
Private Placement Warrants
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	5,933,333	0	0
Early exercised common stock options, subject to future vesting
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,654,385	0	0
Shares issued in connection with acquisition, subject to future vesting
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	543,391	0	0